Provisions - Summary of Changes in Other Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Opening Balance	€ 1,011
Closing balance	688	€ 1,011
Other provisions [member]
Disclosure of other provisions [line items]
Opening Balance	399	616
Effects of changes in accounting policies	7	11
Additions	120	95
Interest	(5)	1
Unused amounts reversed	(68)	(113)
Utilised	(116)	(214)
Exhange rate differences	(1)	(3)
Other changes	(31)	6
Closing balance	303	399
Litigation [member]
Disclosure of other provisions [line items]
Opening Balance	165	365
Additions	74	59
Unused amounts reversed	(31)	(76)
Utilised	(104)	(186)
Exhange rate differences	(1)	(4)
Other changes	0	6
Closing balance	102	165
Other [member]
Disclosure of other provisions [line items]
Opening Balance	234	251
Effects of changes in accounting policies	7	11
Additions	46	35
Interest	(5)	1
Unused amounts reversed	(38)	(37)
Utilised	(12)	(28)
Exhange rate differences	0	1
Other changes	(31)	0
Closing balance	€ 201	€ 234